Right of use asset and lease liability (Details - Changes in lease liabilities)	9 Months Ended
Mar. 31, 2022 CAD ($)
Right Of Use Asset And Lease Liability
Balance at June 30, 2021	$ 0
Additions	373,240
Lease payments	(57,986)
Interest on lease payments	10,105
Balance at March 31, 2022	325,359
Less: current portion	(39,965)
Lease liability - non-current	$ 285,394